Commitments - Company's royalty and stream interests (Details) $ in Millions	Jun. 30, 2026 USD ($)
Cascabel stream
Commitments
Investment commitments	$ 239.1
Royalty Acquisition Venture with Continental Resources, Inc.
Commitments
Investment commitments	30.1
i-80 Gold Royalty
Commitments
Investment commitments	25.0
Amount of budgeted expenditure	$ 25.0